Revenues	12 Months Ended
Dec. 31, 2020
Revenues
Revenues

5.Revenues

Revenues by product line:

The Company’s revenues are generated primarily from PUREVAP™ related sales of $4,163,059 (2019 - $525,556), DROSRITE™ related sales of $9,976,696 (2019 -$560,916), the development and support related to systems supplied to the U.S. Military of $1,425,883 (2019 -$637,841), torch related sales of $1,452,455 (2019 – $2,323,351), and other sales and services of $756,936 (2019 - $766,314).

The following is a summary of the Company’s revenues by revenue recognition method:

	2020	2019
	$	$
Revenue from contracts with customers:
Sales of goods under long-term contracts	12,432,666	4,585,337
Sales of goods in point of time	1,730,273	228,641
Other revenue:
Sale of intellectual properties (i)	3,612,090	—
	17,775,029	4,813,978

See note 30 for sales by geographic area.

(i)	Sale of intellectual properties

During the year, the Company sold intellectual property to a subsidiary of a company in which it holds a strategic investment for a non-refundable fee of $2.4 million. Under the terms of the sale agreement, control of the intellectual property was transferred to the purchaser and the Company has no obligation to undertake activities that will significantly affect the intellectual property. The terms of the agreement also include additional variable consideration that can be received from future sales made by the purchaser, including minimum royalties of  $50,000 in 2021, $100,000 in 2022, $150,000 in 2023, and $200,000 in 2024 and every year thereafter (see note 11). The Company has also amended a previous agreement with a company in which it holds a strategic investment to re-instate minimum royalties that were previously waived by the Company related to a sale of intellectual property that occurred in 2016. The terms of this agreement also include additional variable consideration that can be received from future sales made by the purchaser including minimum royalties of $200,000 in 2021 and $250,000 in 2022 and every year thereafter (see note 11).

The Company only recognizes variable consideration, including minimum royalties, arising from these agreements in the period(s) when it is highly probable that a reversal will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Transaction price allocated to remaining performance obligations

As at December 31, 2020, revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially satisfied) at the reporting date is $29,999,009 (2019 - $6,011,159). Revenue will be recognized as the Company satisfies its performance obligations under long-term contracts, which is expected to occur over the next 3 years.